Pensions and other post-retirement benefits - Actuarial assumptions (Details) - year	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
UK | Pensions
Disclosure of defined benefit plans [line items]
Discount rate – past service	2.00%	2.35%	2.40%
Discount rate – future service	2.15%	2.35%	2.45%
Salary increases	3.40%	2.90%	3.50%
Rate of increase in RPI – past service	3.15%	2.65%	3.25%
Rate of increase in RPI – future service	3.00%	2.45%	3.20%
Assumed life expectations for a retiree age 65 today: Males	21.8	22.1	22.0
Assumed life expectations for a retiree age 65 today: Females	23.7	23.8	23.6
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.1	23.3	23.3
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.2	25.3	25.2
US | Pensions
Disclosure of defined benefit plans [line items]
Salary increases	4.30%	3.50%	3.50%
Discount rate	3.25%	3.30%	3.95%
Assumed life expectations for a retiree age 65 today: Males	21.6	20.9	22.1
Assumed life expectations for a retiree age 65 today: Females	24.0	23.4	24.2
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.2	22.5	23.7
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.5	25.1	25.9
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Salary increases	4.30%	3.50%	3.50%
Discount rate	3.25%	3.30%	3.95%
Initial healthcare cost trend rate	7.10%	7.00%	7.25%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%